Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Net income	[1]	$ 11,334	$ 10,517	$ 8,936
Net change in unrealized gains (losses) on financial assets at fair value through other comprehensive income (available-for-sale securities under IAS 39)
Change in unrealized gains (losses) on available-for-salesecurities	[1],[2]		467	274
Change in unrealized gains (losses) on debt securities at fair value through other comprehensive income	[1],[2]	(261)
Reclassification to earnings of net losses (gains) in respect of available-for-salesecurities	[1],[2]		(143)	(56)
Reclassification to earnings of net losses (gains) in respect of debt securities at fair value through other comprehensive income	[1],[2]	(22)
Reclassification to earnings of changes in allowance for credit losses on debt securities at fair value through other comprehensive income	[1],[2]	(1)
Net change in unrealized gains (losses) on financial assets at fair value through other comprehensive income (available-for-sale securities under IAS 39)	[1],[2]		324	218
Net change in unrealized gains (losses) on financial assets at fair value through other comprehensive income (available-for-sale securities under IAS 39)	[1],[2]	(284)
Net change in unrealized foreign currency translation gains (losses) on Investments in foreign operations, net of hedging activities
Unrealized gains (losses) on investments in foreign operations	[1]	1,323	(2,534)	1,290
Reclassification to earnings of net losses (gains) on investment in foreign operations	[1]		(17)
Net gains (losses) on hedges of investments in foreign operations	[1]	(288)	659	34
Reclassification to earnings of net losses (gains) on hedges of investments in foreign operations	[1]		4
Net change in unrealized foreign currency translation gains (losses) on Investments in foreign operations, net of hedging activities	[1]	1,035	(1,888)	1,324
Net change in gains (losses) on derivatives designated as cash flow hedges
Change in gains (losses) on derivatives designated as cash flow hedges	[1]	(1,624)	(1,454)	835
Reclassification to earnings of losses (gains) on cash flow hedges	[1]	(455)	(810)	(752)
Net change in gains (losses) on derivatives designated as cash flow hedges	[1]	(2,079)	(2,264)	83
Items that will not be subsequently reclassified to net income
Actuarial gains (losses) on employee benefit plans	[1]	622	325	(882)
Change in net unrealized gains (losses) on equity securities designated at fair value through other comprehensive income	[1]	38
Total other comprehensive income (loss), net of income taxes	[1]	(668)	(3,503)	743
Total comprehensive income (loss), net of income taxes	[1]	10,666	7,014	9,679
Attributable to:
Non-controlling interests in subsidiaries	[1]	72	121	115
Income Tax Provisions (Recoveries) in the Consolidated Statement of Comprehensive Income
Change in unrealized gains (losses) on available-for-sale securities			150	125
Change in unrealized gains (losses) on debt securities at fair value through other comprehensive income		(139)
Less: Reclassification to earnings of net losses (gains) in respect of available-for-salesecurities			(36)	32
Less: Reclassification to earnings of net losses (gains) in respect of debt securities at fair value through other comprehensive income		13
Less: Reclassification to earnings of changes in allowance for credit losses on debt securities at fair value through other comprehensive income		0	0	0
Unrealized gains (losses) on investments in foreign operations		0	0	0
Less: Reclassification to earnings of net losses (gains) on investment in foreign operations		0	0	0
Net gains (losses) on hedges of investments in foreign operations		(104)	237	9
Less: Reclassification to earnings of net losses (gains) on hedges of investments in foreign operations			(1)
Change in gains (losses) on derivatives designated as cash flow hedges		(473)	(789)	599
Less: Reclassification to earnings of losses (gains) on cash flow hedges		283	258	533
Actuarial gains (losses) on employee benefit plans		243	129	(340)
Change in net unrealized gains (losses) on equity securities designated at fair value through other comprehensive income		20
Income tax relating to components of other comprehensive income, Total		(749)	(494)	(172)
Common shares [member]
Attributable to:
Attributable to shareholders	[1]	10,380	6,700	9,423
Preferred shares [member]
Attributable to:
Attributable to shareholders	[1]	$ 214	$ 193	$ 141

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.
[2]	IAS 39, Financial Instruments: Recognition and Measurement (IAS 39).